Related party transactions with affiliated company	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Related party transactions with affiliated company

Note 25 – Related party transactions

The Corporation grants loans to its directors, executive officers and certain related individuals or organizations in the ordinary course of business. The movement and balance of these loans were as follows:

	Executive
(In thousands)	Officers	Directors	Total
Balance at December 31, 2009	$5,292	$52,569	$57,861
New loans	1,890	91,701	93,591
Payments	(240)	(47,646)	(47,886)
Other changes	(3,461)	(579)	(4,040)
Balance at December 31, 2010	$3,481	$96,045	$99,526
New loans	2,769	28,266	31,035
Payments	(725)	(24,223)	(24,948)
Other changes	(65)	-	(65)
Balance at December 31, 2011	$5,460	$100,088	$105,548

The amounts reported as “other changes” include changes in the status of those who are considered related parties.

At December 31, 2011, the Corporation's banking subsidiaries held deposits from related parties, excluding EVERTEC, amounting to $ 36 million (2010 - $ 45 million).

Sale of Processing and Technology Business and Related party transactions with EVERTEC, as an affiliate

In 2010, the Corporation entered into a merger agreement, dated as of June 30, 2010, to sell a 51% interest in EVERTEC, including the merchant acquiring business of BPPR (the “EVERTEC transaction”), to funds managed by Apollo Management, L.P. (“Apollo”), an unrelated third-party, in a leveraged buyout. In connection with the EVERTEC transaction, the Corporation completed an internal reorganization transferring certain intellectual property assets and interests in certain foreign subsidiaries to EVERTEC, including BPPR's merchant acquiring business and TicketPop divisions. The Corporation retained EVERTEC's operations in Venezuela and certain related contracts as an indirect wholly-owned subsidiary. The Corporation also retained equity interests in the processing businesses of Servicios Financieros, S.A. de C.V. (“Serfinsa”) and Consorcio de Tarjetas Dominicanas, S.A. (“CONTADO”). On September 30, 2010, EVERTEC DE VENEZUELA, C.A. became a subsidiary of PIBI and EVERTEC LATINOAMERICA, SOCIEDAD ANONIMA was transferred from Popular International Bank, Inc. (“PIBI”) to EVERTEC.

On September 30, 2010, the Corporation completed the EVERTEC transaction. Following the consummation of the EVERTEC transaction, EVERTEC is now a wholly-owned subsidiary of Carib Holdings, Inc., a newly formed entity that is operated as a joint venture, with Apollo and the Corporation initially owning 51% and 49%, respectively, subject to pro rata dilution for certain issuances of capital stock to EVERTEC management. In connection with the leveraged buyout, EVERTEC issued financing in the form of unsecured senior notes and a participation in a syndicated loan (senior secured credit facility). The Corporation invested $ 35 million in senior unsecured notes issued by EVERTEC ($ 17.85 million, net of the elimination related to the 49% ownership interest maintained by Popular). Also, the Corporation initially provided financing to EVERTEC by acquiring $ 58.2 million of the syndicated loan ($ 29.7 million, net of the elimination of the 49% equity interest).

As a result of the sale, the Corporation recognized a pre-tax gain, net of transaction costs, of approximately $616.2 million ($531.0 million after-tax), of which $640.8 million was separately disclosed within non-interest income in the consolidated statement of operations and $24.6 million was included as operating expenses (transaction costs) for the year ended December 31, 2010. Approximately $94.0 million of the pre-tax gain was the result of marking the Corporation's retained interest in the EVERTEC business at fair value. This portion of the gain was non-cash. The investment in EVERTEC was initially recorded at a fair value of $177 million at September 30, 2010. The equity value of the Corporation's retained interest in the former subsidiary, as determined in an orderly transaction between market participants, takes into consideration the buyer's enterprise value of EVERTEC reduced by the debt incurred, net of debt issue costs, utilized as part of the sale transaction. Prospectively, the investment in EVERTEC is accounted for under the equity method and evaluated for impairment if events or circumstances indicate that a decrease in value of the investment has occurred that is other-than-temporary.

As part of the EVERTEC transaction, on September 30, 2010, the Corporation entered into certain ancillary agreements pursuant to which, among other things, EVERTEC provides various processing and information technology services to the Corporation and its subsidiaries and gives BPPR access to the ATH network owned and operated by EVERTEC by providing various services, in each case for initial terms of fifteen years.

The Corporation's investment in EVERTEC, including the impact of intra-entity eliminations, amounted to $ 203 million at December 31, 2011 (2010 - $ 197 million), and is included as part of “other assets” in the consolidated statements of financial condition.

The Corporation's proportionate share of income or loss from EVERTEC is included in other operating income in the consolidated statements of operations since October 1, 2010. The following table presents the Corporation's proportionate share of income (loss) from EVERTEC for the years ended December 31, 2011 and 2010. The unfavorable impact of the elimination in non-interest income presented in the table is principally offset by the elimination of 49% of the professional fees (operating expenses) paid by the Corporation to EVERTEC during the same period.

(In thousands)	2011	2010
Share of income from the equity investment in EVERTEC	$13,936	$574
Intra-company eliminations considered in other operating income (detailed in next table)	(52,218)	(15,438)
Share of income (loss) from the equity investment in EVERTEC, net of eliminations	$(38,282)	$(14,864)

The following tables present the impact of transactions and service payments between the Corporation and EVERTEC (as an affiliate) and their impact on the results of operations for the years ended December 31, 2011 and 2010. Items that represent expenses to the Corporation are presented with parenthesis. For consolidation purposes, the Corporation eliminates 49% of the income (expense) between EVERTEC and the Corporation from the corresponding categories in the consolidated statements of operations and the net effect of all items at 49% is eliminated against other operating income, which is the category used to record the Corporation's share of income (loss) as part of its equity method investment in EVERTEC. The 51% majority interest in the table that follows represents the share of transactions with the affiliate that is not eliminated in the consolidation of the Corporation's results of operations.

	2011			2010
(In thousands)	100%	Popular's 49% interest (eliminations)	51% majority interest	100%	Popular's 49% interest (eliminations)	51% majority interest	Category
Interest income on loan to EVERTEC	$3,619	$1,773	$1,846	$1,188	$582	$606	Interest income
Interest income on investment securities issued by EVERTEC	3,850	1,887	1,963	963	472	491	Interest income
Interest expense on deposits	(627)	(307)	(320)	(93)	(46)	(47)	Interest expense
ATH and credit cards interchange income from services to EVERTEC	27,300	13,377	13,923	1,688	827	861	Other service fees
Processing fees on services provided by EVERTEC	(149,156)	(73,086)	(76,070)	(37,579)	(18,414)	(19,165)	Professional fees
Rental income charged to EVERTEC	7,063	3,461	3,602	2,009	984	1,025	Net occupancy
Transition services provided to EVERTEC	1,382	677	705	321	157	164	Other operating expenses
Total	$(106,569)	$(52,218)	$(54,351)	$(31,503)	$(15,438)	$(16,065)

The Corporation had the following financial condition accounts outstanding with EVERTEC at December 31, 2011 and 2010. The 51% majority interest represents the share of transactions with the affiliate that is not eliminated in the consolidation of the Corporation's statement of condition.

	At December 31, 2011		At December 31, 2010
(In thousands)	100%	51% majority interest	100%	51% majority interest
Loans	$53,215	$27,140	$58,126	$29,644
Investment securities	35,000	17,850	35,000	17,850
Deposits	54,288	27,687	38,761	19,768
Accounts receivables (Other assets)	5,132	2,617	3,922	2,000
Accounts payable (Other liabilities)	14,684	7,489	17,416	8,882

Prior to the EVERTEC sale transaction on September 30, 2010, EVERTEC had certain performance bonds outstanding, which were guaranteed by the Corporation under a general indemnity agreement between the Corporation and the insurance companies issuing the bonds. The Corporation agreed to maintain, for a 5-year period following September 30, 2010, the guarantee of the performance bonds. The EVERTEC's performance bonds guaranteed by the Corporation amounted to approximately $ 15.0 million at December 31, 2011 (2010 - $ 20.1 million). Also, EVERTEC had an existing letter of credit issued by BPPR, which amounted to $ 2.9 million at December 31, 2011 and 2010. As part of the merger agreement, the Corporation also agreed to maintain outstanding this letter of credit for a 5-year period. EVERTEC and the Corporation entered into a Reimbursement Agreement, in which EVERTEC will reimburse the Corporation for any losses incurred by the Corporation in connection with the performance bonds and the letter of credit. Possible losses resulting from these agreements are considered insignificant.

Furthermore, under the terms of the sale of EVERTEC, the Corporation was required for a period of twelve months following September 30, 2010 to sell its equity interests in Serfinsa and CONTADO to EVERTEC, subject to complying with certain rights of first refusal in favor of the Serfinsa and CONTADO shareholders. During the year ended December 31, 2011, the Corporation sold its equity interest in CONTADO to CONTADO shareholders and EVERTEC and recognized a gain of $ 16.7 million, net of tax, upon the sale. The Corporation's investment in CONTADO, accounted for under the equity method, amounted to $ 16 million at December 31, 2010. During the year ended December 31, 2011, the Corporation sold its equity investment in Serfinsa and recognized a gain of approximately $ 212 thousand, net of tax. The Corporation's investment in Serfinsa, accounted for under the equity method, amounted to $ 1.8 million at December 31, 2010.